Inventories	12 Months Ended
Dec. 31, 2016
Inventories
Inventories

Note 3

Inventories

The following table is a summary of inventories at the end of each year:

	December 31,
(Millions of dollars)	2016	2015
At lower of LIFO cost or market:
Live hogs and materials	$273	$210
Fresh pork and materials	34	26
	307	236
LIFO adjustment	(21)	(28)
Total inventories at lower of LIFO cost or market	286	208
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	279	330
Sugar produced and in process	30	52
Other	62	61
Total inventories at lower of FIFO cost or market	371	443
Grain, flour and feed at lower of weighted average cost or market	105	88
Total inventories	$762	$739

The use of the LIFO method increased 2016,  2015 and 2014 net earnings by $5 million ($3.92 per common share), $5 million ($4.39 per common share), and by $16 million ($13.29 per common share), respectively. If the FIFO method had been used for certain inventories of the Pork segment, inventories would have been higher by $21 million and $28 million as of December 31, 2016 and 2015, respectively.